Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Entity Registrant Name	North American Nickel Inc.
Entity Central Index Key	0000795800
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	109,899,307
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false